EARNINGS PER SHARE - Summary of Basic and Diluted Earnings Per Ordinary Share (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jul. 02, 2021	Jun. 26, 2020
Disclosure of classes of share capital [line items]
Profit attributable to shareholders	€ 244	€ 126
Profit after taxes	€ 246	€ 126
Basic weighted average number of ordinary Shares in issue (million) (in shares)	455,000,000	455,000,000
Effect of dilutive potential Shares (million) (in shares)	2,000,000	2,000,000
Adjusted weighted average number of ordinary shares outstanding	457,000,000	457,000,000
Basic earnings per share (in EUR per share)	€ 0.54	€ 0.28
Diluted earnings per share (in EUR per share)	€ 0.53	€ 0.28
Number of shares issued and fully paid (in shares)	455,853,051	454,163,561
Number of shares outstanding (in shares)	455,853,051	454,163,561
Antidilutive options excluded from diluted earnings per share share (in shares)	0	0
Retained earnings
Disclosure of classes of share capital [line items]
Profit after taxes	€ 244	€ 126